Offerings	Jun. 22, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	444,444
Proposed Maximum Offering Price per Unit	4.50
Maximum Aggregate Offering Price	$ 1,999,998.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276.20
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, the ("Securities Act"), we are also registering an indeterminate number of shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, or similar transactions. Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(o) under the Securities Act. The proposed maximum offering price per share is $4.50, the midpoint of the estimated price range of $4.00 to $5.00 per share set forth on the cover page of this registration statement.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Over-Allotment Option)
Amount Registered | shares	66,667
Proposed Maximum Offering Price per Unit	4.50
Maximum Aggregate Offering Price	$ 300,001.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 41.43
Offering Note	This offering includes up to 600,000 shares of Common Stock to cover the underwriter's option to purchase securities to cover over-allotments, if any.
Offering: 3
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered | shares	3,555,556
Proposed Maximum Offering Price per Unit	4.50
Maximum Aggregate Offering Price	$ 16,000,002.00
Amount of Registration Fee	$ 2,209.60
Offering Note	Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended, the ("Securities Act"), we are also registering an indeterminate number of shares of common stock as may from time to time become issuable by reason of stock splits, stock dividends, or similar transactions. Estimated solely for the purpose of computing the amount of the registration fee pursuant to Rules 457(o) under the Securities Act. The proposed maximum offering price per share is $4.50, the midpoint of the estimated price range of $4.00 to $5.00 per share set forth on the cover page of this registration statement.
Offering: 4
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share (Over-Allotment Option)
Amount Registered | shares	533,333
Proposed Maximum Offering Price per Unit	4.50
Maximum Aggregate Offering Price	$ 2,399,998.50
Amount of Registration Fee	$ 331.44
Offering Note	This offering includes up to 533,333 shares of Common Stock to cover the underwriter's option to purchase securities to cover over-allotments, if any.
Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Representative's Warrants
Amount of Registration Fee	$ 0.00
Offering Note	No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock issuable upon the exercise of Representative's Warrants
Amount Registered | shares	204,445
Proposed Maximum Offering Price per Unit	4.50
Maximum Aggregate Offering Price	$ 920,002.50
Amount of Registration Fee	$ 127.05
Offering Note	Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(g) under the Securities Act. The Representative's Warrants are exercisable at a per share price equal to 125% of the initial public offering price per share in the offering. The exercise price is calculated as 125% x $4.50 = $5.625 per share.